Risk information - Assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Risk information
Assets	kr 317,296	kr 302,033
Liabilities	298,214	283,794
Currency risk
Risk information
Assets	317,296	302,033
Liabilities	298,214	283,794
Currency risk | Foreign currencies
Risk information
Assets	204,840	216,355
Liabilities	kr 205,117	kr 229,880